General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-Related Parties [Member]
NON-RELATED PARTIES
Advertising and marketing expenses	€ 247,255	€ 303,651	€ 17,566
Audit fees	159,414	151,486
Bad debt expenses	153,572	582,467	5,261
Bank and other charges	16,382	18,100	4,424
Cleaning expenses			8,888
Expenses on short term leases	120,271	112,950	2,951
Depreciation and amortization expense	620,761	297,385	96,311
Directors’ fees	(35,507)	194,042	118,699
Employee benefits expense	514,937	340,241	38,993
Finance costs
Expense related to contingent consideration		39,000
Foreign exchange losses (or gains)	4,211
Freight and transportation costs	159,214	67,096	39,466
Insurance	122,951	83,566	3,190
Legal and professional fees	1,891,424	1,775,457	643,825
Listing fee			47,464
Medical and health services and materials	12,068
Office expenses	7,556
Office supplies and administrative expenses	203,674	431,180	10,453
Other administrative expenses		5,192	72,746
Player management expenses	885,777	387,781
Player registration and deletion	2,759	1,693
Provision for income taxes
Repairs and maintenance expenses	75,777	28,858
Share based expenses	537,833	190,086
Subscriptions			427
Stamp duties and other taxes	312,081	712,377	5,214
Training and development expenses	54,746	44,551
Travel and entertainment expenses	288,052	370,758	33,651
Utilities and rent	277,176	58,961	3,344
General and administrative expense - Related Parties	6,632,384	6,395,087	1,152,873
Warrant expense		198,209
General and administrative expense - Non-Related Parties	6,632,384	6,395,087	1,152,873
Related Parties [Member]
NON-RELATED PARTIES
Advertising and marketing expenses	204,957	20,000
Bad debt expenses	12,099
Directors’ fees	258,167
Employee benefits expense	10,960
Legal and professional fees	571,455		46,000
Office supplies and administrative expenses	10,918	2,695
Sponsorship			100,000
Share based expenses	423,264
Travel and entertainment expenses	35,354
Utilities and rent	60,176
General and administrative expense - Related Parties	1,587,350	22,695	146,000
General and administrative expense - Non-Related Parties	€ 1,587,350	€ 22,695	€ 146,000